Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (2.9%)
	Madison Square Garden Sports Corp.	134,996	23,800
*	Yelp Inc. Class A	565,513	23,520
	Cogent Communications Holdings Inc.	354,988	21,974
*	Cinemark Holdings Inc.	919,611	16,875
	Telephone & Data Systems Inc.	823,594	15,080
*	Lumen Technologies Inc.	8,099,900	11,502
*	Cargurus Inc. Class A	635,000	11,125
	John Wiley & Sons Inc. Class A	290,000	10,779
*	TripAdvisor Inc.	650,000	10,777
*	DISH Network Corp. Class A	1,815,000	10,636
	Scholastic Corp.	237,703	9,066
*	Cars.com Inc.	506,906	8,546
	Shenandoah Telecommunications Co.	404,095	8,328
	Shutterstock Inc.	211,785	8,058
*	TechTarget Inc.	229,344	6,963
*	Gogo Inc.	516,555	6,163
*	Thryv Holdings Inc.	250,168	4,696
*	QuinStreet Inc.	448,207	4,020
	Marcus Corp.	195,473	3,030
*	AMC Networks Inc. Class A	245,290	2,890
	ATN International Inc.	90,060	2,842
*	EW Scripps Co. Class A	508,996	2,789
*	Consolidated Communications Holdings Inc.	641,253	2,193
			225,652
Consumer Discretionary (13.8%)
*	Asbury Automotive Group Inc.	170,953	39,331
	Meritage Homes Corp.	300,252	36,748
	Group 1 Automotive Inc.	111,196	29,879
	Academy Sports & Outdoors Inc.	621,742	29,390
	Advance Auto Parts Inc.	477,090	26,684
	Signet Jewelers Ltd.	369,517	26,535
	American Eagle Outfitters Inc.	1,480,336	24,588
	Installed Building Products Inc.	194,107	24,242
	LCI Industries	203,709	23,920
	Newell Brands Inc.	2,625,000	23,704
*	Abercrombie & Fitch Co. Class A	401,047	22,607
*	Tri Pointe Homes Inc.	790,975	21,633
*	Boot Barn Holdings Inc.	247,791	20,118
*	Frontdoor Inc.	650,282	19,892
	MDC Holdings Inc.	474,254	19,553
*	M/I Homes Inc.	218,619	18,373

		Shares	Market Value ($000)
*	Shake Shack Inc. Class A	306,760	17,814
*	Dorman Products Inc.	234,824	17,790
	Steven Madden Ltd.	558,437	17,742
*	Cavco Industries Inc.	66,426	17,647
	Kontoor Brands Inc.	398,829	17,513
	Bloomin' Brands Inc.	711,216	17,489
*	LGI Homes Inc.	174,286	17,340
*	Vista Outdoor Inc.	477,053	15,800
	Century Communities Inc.	233,667	15,604
	Winnebago Industries Inc.	256,890	15,272
*	Urban Outfitters Inc.	458,556	14,990
*	Gentherm Inc.	271,171	14,714
*	Six Flags Entertainment Corp.	623,572	14,660
*	Stride Inc.	319,897	14,405
*	Adtalem Global Education Inc.	335,389	14,371
*	Sonos Inc.	1,076,268	13,895
	Strategic Education Inc.	181,794	13,680
	Papa John's International Inc.	191,930	13,093
	Patrick Industries Inc.	174,252	13,079
*	XPEL Inc.	165,512	12,763
*	Brinker International Inc.	382,911	12,096
	Cheesecake Factory Inc.	397,828	12,054
	Cracker Barrel Old Country Store Inc.	179,000	12,029
*	Sabre Corp.	2,669,187	11,985
*	ODP Corp.	259,468	11,974
	Hanesbrands Inc.	2,973,514	11,775
	Jack in the Box Inc.	168,683	11,649
	Oxford Industries Inc.	120,598	11,593
	Dana Inc.	775,000	11,369
*	Dave & Buster's Entertainment Inc.	301,972	11,194
	Upbound Group Inc.	368,967	10,866
	La-Z-Boy Inc.	351,391	10,851
*	National Vision Holdings Inc.	664,014	10,744
*	Victoria's Secret & Co.	625,000	10,425
	Perdoceo Education Corp.	528,875	9,044
*	Green Brick Partners Inc.	211,448	8,777
*	iRobot Corp.	226,175	8,572
*	G-III Apparel Group Ltd.	332,430	8,284
	Foot Locker Inc.	475,000	8,241
	Phinia Inc.	306,629	8,215
	Caleres Inc.	281,335	8,091
*	Chico's FAS Inc.	1,011,426	7,565
*	Sally Beauty Holdings Inc.	890,634	7,464
*	Leslie's Inc.	1,312,103	7,427
*	American Axle & Manufacturing Holdings Inc.	1,014,139	7,363
	Monro Inc.	258,784	7,186
	Buckle Inc.	214,843	7,174
	Sturm Ruger & Co. Inc.	137,480	7,165
	Dine Brands Global Inc.	130,353	6,446
	Sonic Automotive Inc. Class A	134,668	6,432
	Golden Entertainment Inc.	181,763	6,213
	Monarch Casino & Resort Inc.	95,493	5,930
*	MarineMax Inc.	174,656	5,732
	Designer Brands Inc. Class A	442,309	5,600
	Hibbett Inc.	113,345	5,385
	Ethan Allen Interiors Inc.	171,524	5,129
	Standard Motor Products Inc.	150,176	5,049
	Wolverine World Wide Inc.	622,648	5,019

		Shares	Market Value ($000)
*	BJ's Restaurants Inc.	200,723	4,709
*	America's Car-Mart Inc.	51,400	4,677
*	Chuy's Holdings Inc.	130,589	4,646
*	Sleep Number Corp.	188,508	4,635
	Guess? Inc.	201,361	4,357
*	Mister Car Wash Inc.	697,151	3,841
	Shoe Carnival Inc.	148,734	3,574
	Movado Group Inc.	123,945	3,390
	Haverty Furniture Cos. Inc.	101,281	2,915
			1,081,709
Consumer Staples (5.0%)
*	elf Beauty Inc.	433,215	47,580
*	Hostess Brands Inc. Class A	1,045,308	34,819
*	Simply Good Foods Co.	705,564	24,356
	WD-40 Co.	111,060	22,572
	Inter Parfums Inc.	140,898	18,928
	J & J Snack Foods Corp.	115,035	18,825
*	TreeHouse Foods Inc.	401,349	17,491
	Cal-Maine Foods Inc.	334,946	16,218
	Edgewell Personal Care Co.	418,070	15,452
	PriceSmart Inc.	192,075	14,296
	Energizer Holdings Inc.	420,000	13,457
	MGP Ingredients Inc.	125,767	13,266
*	Central Garden & Pet Co. Class A	316,502	12,688
	Andersons Inc.	245,475	12,644
	Vector Group Ltd.	1,143,293	12,165
	Universal Corp.	198,105	9,352
	Nu Skin Enterprises Inc. Class A	437,400	9,277
*	National Beverage Corp.	175,517	8,253
*	Hain Celestial Group Inc.	787,060	8,162
	Medifast Inc.	95,737	7,166
*	United Natural Foods Inc.	505,067	7,142
*	Chefs' Warehouse Inc.	295,835	6,266
	B&G Foods Inc.	632,562	6,256
	SpartanNash Co.	283,087	6,228
	John B Sanfilippo & Son Inc.	62,315	6,157
	Fresh Del Monte Produce Inc.	232,346	6,004
*	USANA Health Sciences Inc.	79,674	4,670
*	Central Garden & Pet Co.	90,573	3,998
	Tootsie Roll Industries Inc.	126,683	3,783
	Calavo Growers Inc.	137,796	3,476
			390,947
Energy (5.4%)
	SM Energy Co.	1,006,375	39,903
	Patterson-UTI Energy Inc.	2,701,813	37,393
	Helmerich & Payne Inc.	840,834	35,450
	California Resources Corp.	488,096	27,338
	Northern Oil & Gas Inc.	654,715	26,339
	CONSOL Energy Inc.	243,512	25,547
*	Oceaneering International Inc.	814,374	20,946
	Liberty Energy Inc. Class A	1,058,226	19,598
*	Callon Petroleum Co.	452,784	17,713
*	Par Pacific Holdings Inc.	450,761	16,200
*	Green Plains Inc.	502,241	15,117
*	Helix Energy Solutions Group Inc.	1,095,936	12,242
	Archrock Inc.	969,412	12,215
	World Kinect Corp.	528,041	11,844

		Shares	Market Value ($000)
*	Talos Energy Inc.	698,898	11,490
*	Nabors Industries Ltd.	79,516	9,792
	Core Laboratories Inc.	387,853	9,312
*	US Silica Holdings Inc.	652,028	9,154
	Comstock Resources Inc.	814,400	8,983
*	Vital Energy Inc.	149,204	8,269
*	ProPetro Holding Corp.	761,373	8,093
	Dorian LPG Ltd.	277,194	7,964
*	Dril-Quip Inc.	273,172	7,695
	RPC Inc.	723,698	6,470
*	Bristow Group Inc. Class A	189,582	5,341
*	REX American Resources Corp.	121,683	4,955
*	Oil States International Inc.	532,424	4,456
	CVR Energy Inc.	126,756	4,313
			424,132
Financials (17.9%)
	Radian Group Inc.	1,316,200	33,050
*	Mr Cooper Group Inc.	557,303	29,849
	Assured Guaranty Ltd.	486,373	29,435
	Lincoln National Corp.	1,187,553	29,321
	Blackstone Mortgage Trust Inc. Class A	1,229,005	26,731
	American Equity Investment Life Holding Co.	491,531	26,366
	United Community Banks Inc.	963,946	24,494
	Arbor Realty Trust Inc.	1,488,096	22,589
*	Genworth Financial Inc. Class A	3,853,710	22,583
	ServisFirst Bancshares Inc.	401,536	20,948
	Ameris Bancorp	544,887	20,918
	Moelis & Co. Class A	460,309	20,774
	EVERTEC Inc.	552,372	20,537
	Walker & Dunlop Inc.	270,499	20,082
	First Bancorp	1,476,806	19,878
	First Hawaiian Inc.	1,046,532	18,890
	Jackson Financial Inc. Class A	489,910	18,724
*	NMI Holdings Inc. Class A	689,066	18,667
	Simmons First National Corp. Class A	1,083,339	18,373
	Independent Bank Corp.	372,252	18,274
	WSFS Financial Corp.	500,657	18,274
	Community Bank System Inc.	431,688	18,222
	CVB Financial Corp.	1,083,621	17,956
	Pacific Premier Bancorp Inc.	813,534	17,703
	Piper Sandler Cos.	121,664	17,679
	Atlantic Union Bankshares Corp.	587,700	16,914
	Artisan Partners Asset Management Inc. Class A	445,943	16,687
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	745,000	15,794
*	Axos Financial Inc.	412,866	15,631
*	Bancorp Inc.	448,945	15,489
	Cathay General Bancorp	444,870	15,464
	Seacoast Banking Corp. of Florida	701,156	15,397
	First Financial Bancorp	767,868	15,050
	Bread Financial Holdings Inc.	439,339	15,025
*	StoneX Group Inc.	154,393	14,964
*	Goosehead Insurance Inc. Class A	196,374	14,636
	BankUnited Inc.	644,161	14,622
	Washington Federal Inc.	550,800	14,111
*	Enova International Inc.	261,676	13,311
	Fulton Financial Corp.	1,050,000	12,716
*	PROG Holdings Inc.	376,523	12,504
	Virtus Investment Partners Inc.	60,390	12,198

		Shares	Market Value ($000)
	Banner Corp.	282,483	11,972
	Renasant Corp.	456,958	11,968
	Bank of Hawaii Corp.	240,671	11,959
	Apollo Commercial Real Estate Finance Inc.	1,149,442	11,644
	BancFirst Corp.	133,840	11,608
	Independent Bank Group Inc.	292,229	11,558
*	Triumph Financial Inc.	176,302	11,423
*	Donnelley Financial Solutions Inc.	201,608	11,347
	OFG Bancorp	376,342	11,238
	Northwest Bancshares Inc.	1,072,639	10,973
	Park National Corp.	116,039	10,968
	Trustmark Corp.	499,239	10,848
*	Payoneer Global Inc.	1,764,119	10,796
	NBT Bancorp Inc.	332,798	10,546
	Ready Capital Corp.	1,027,769	10,391
	City Holding Co.	114,951	10,386
*	Palomar Holdings Inc.	202,920	10,298
	Stewart Information Services Corp.	234,589	10,275
	Hilltop Holdings Inc.	361,753	10,259
	Navient Corp.	588,947	10,142
	Horace Mann Educators Corp.	339,195	9,966
*	Encore Capital Group Inc.	206,286	9,852
	First Commonwealth Financial Corp.	801,002	9,780
	PennyMac Mortgage Investment Trust	783,955	9,721
	Lakeland Financial Corp.	202,269	9,600
	Pathward Financial Inc.	207,621	9,569
	First Bancorp (XNGS)	337,350	9,493
	Provident Financial Services Inc.	620,459	9,487
	National Bank Holdings Corp. Class A	314,572	9,362
	Westamerica Bancorp	213,646	9,240
	Hope Bancorp Inc.	1,011,041	8,948
*	Trupanion Inc.	301,821	8,511
	Two Harbors Investment Corp.	640,714	8,483
	S&T Bancorp Inc.	312,482	8,462
	ProAssurance Corp.	447,008	8,444
	Veritex Holdings Inc.	468,568	8,411
	Employers Holdings Inc.	210,495	8,409
	PacWest Bancorp	1,037,100	8,203
	Safety Insurance Group Inc.	119,727	8,164
*	Customers Bancorp Inc.	236,186	8,137
	FB Financial Corp.	283,873	8,051
*	Avantax Inc.	312,264	7,988
	Stellar Bancorp Inc.	364,560	7,772
	Berkshire Hills Bancorp Inc.	381,761	7,654
	AMERISAFE Inc.	149,595	7,490
	Redwood Trust Inc.	993,588	7,084
	New York Mortgage Trust Inc.	814,877	6,918
	WisdomTree Inc.	985,252	6,897
*	SiriusPoint Ltd.	672,833	6,843
	Southside Bancshares Inc.	238,077	6,833
*	PRA Group Inc.	354,849	6,817
	Brookline Bancorp Inc.	726,121	6,615
	Preferred Bank	101,956	6,347
	Mercury General Corp.	215,635	6,044
	KKR Real Estate Finance Trust Inc.	507,119	6,020
	Franklin BSP Realty Trust Inc.	447,423	5,924
	Banc of California Inc.	477,461	5,911
	Eagle Bancorp Inc.	274,988	5,898

		Shares	Market Value ($000)
*	Green Dot Corp. Class A	417,780	5,820
	B. Riley Financial Inc.	140,654	5,765
	Dime Community Bancshares Inc.	276,041	5,510
	Brightsphere Investment Group Inc.	272,935	5,292
	Capitol Federal Financial Inc.	1,032,609	4,926
	James River Group Holdings Ltd.	316,690	4,861
	Tompkins Financial Corp.	97,513	4,777
*	Ambac Financial Group Inc.	374,474	4,516
	Heritage Financial Corp.	273,907	4,467
*	EZCORP Inc. Class A	533,124	4,398
	TrustCo Bank Corp.	150,765	4,114
*	World Acceptance Corp.	31,760	4,035
	United Fire Group Inc.	197,890	3,908
	Central Pacific Financial Corp.	221,114	3,688
	ARMOUR Residential REIT Inc.	817,985	3,476
	Ellington Financial Inc.	272,824	3,402
	Hanmi Financial Corp.	207,824	3,373
	Invesco Mortgage Capital Inc.	309,808	3,101
	Northfield Bancorp Inc.	313,185	2,960
	HCI Group Inc.	53,906	2,927
			1,410,093
Health Care (9.7%)
	Ensign Group Inc.	446,944	41,535
*	Merit Medical Systems Inc.	475,316	32,806
*	Glaukos Corp.	399,918	30,094
	CONMED Corp.	265,552	26,781
*	AMN Healthcare Services Inc.	311,016	26,492
*	Cytokinetics Inc.	791,484	23,317
*	Prestige Consumer Healthcare Inc.	386,154	22,084
	Select Medical Holdings Corp.	868,592	21,949
*	Integer Holdings Corp.	274,125	21,500
*	Corcept Therapeutics Inc.	699,179	19,049
*	Fortrea Holdings Inc.	626,064	17,899
	Premier Inc. Class A	785,000	16,877
*	Privia Health Group Inc.	708,820	16,303
*	Dynavax Technologies Corp.	1,025,332	15,144
*	Omnicell Inc.	319,862	14,407
*	Amphastar Pharmaceuticals Inc.	300,958	13,841
*	CorVel Corp.	70,249	13,814
*	STAAR Surgical Co.	331,739	13,329
*	Certara Inc.	904,864	13,157
*	NeoGenomics Inc.	1,054,908	12,975
*	Vericel Corp.	381,504	12,788
*	Veradigm Inc.	926,588	12,175
*	RadNet Inc.	429,897	12,119
*	Supernus Pharmaceuticals Inc.	426,926	11,770
*	Pacira BioSciences Inc.	383,600	11,769
*	Tandem Diabetes Care Inc.	554,400	11,515
*	Schrodinger Inc.	398,500	11,266
*	Addus HomeCare Corp.	128,832	10,975
*	Myriad Genetics Inc.	671,259	10,767
*	Ironwood Pharmaceuticals Inc. Class A	1,114,996	10,737
*	NextGen Healthcare Inc.	448,227	10,636
*	Apollo Medical Holdings Inc.	343,770	10,605
*	Owens & Minor Inc.	652,808	10,549
	US Physical Therapy Inc.	114,600	10,512
*	Xencor Inc.	475,363	9,579
*	Catalyst Pharmaceuticals Inc.	807,533	9,440

		Shares	Market Value ($000)
	LeMaitre Vascular Inc.	159,281	8,678
*	Pediatrix Medical Group Inc.	682,332	8,672
*	Harmony Biosciences Holdings Inc.	259,410	8,501
*	Avanos Medical Inc.	411,918	8,329
*	Arcus Biosciences Inc.	447,451	8,032
	Embecta Corp.	506,922	7,629
*	Ligand Pharmaceuticals Inc.	126,011	7,551
*	UFP Technologies Inc.	45,330	7,319
*	Cross Country Healthcare Inc.	279,975	6,941
*	Varex Imaging Corp.	338,696	6,364
*	ANI Pharmaceuticals Inc.	108,566	6,303
*	AdaptHealth Corp. Class A	679,441	6,183
*	Collegium Pharmaceutical Inc.	273,380	6,110
*	Vir Biotechnology Inc.	648,257	6,074
	Simulations Plus Inc.	141,596	5,905
*	Innoviva Inc.	449,117	5,834
*	REGENXBIO Inc.	330,773	5,445
*	Artivion Inc.	354,053	5,367
*	Avid Bioservices Inc.	531,805	5,020
*	Enhabit Inc.	435,661	4,901
	Mesa Laboratories Inc.	44,267	4,651
*	Fulgent Genetics Inc.	172,587	4,615
	HealthStream Inc.	195,077	4,210
*	BioLife Solutions Inc.	302,577	4,179
*	Orthofix Medical Inc.	300,739	3,868
*	OraSure Technologies Inc.	639,864	3,794
*	ModivCare Inc.	112,115	3,533
*	Community Health Systems Inc.	1,102,768	3,198
*	Cytek Biosciences Inc.	449,200	2,480
*	iTeos Therapeutics Inc.	214,770	2,352
	Phibro Animal Health Corp. Class A	165,624	2,115
*	Agiliti Inc.	289,021	1,876
*	Globus Medical Inc. Class A	1	—
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			766,584
Industrials (17.1%)
	Comfort Systems USA Inc.	280,566	47,811
	Applied Industrial Technologies Inc.	299,962	46,377
	Mueller Industries Inc.	451,713	33,951
	Boise Cascade Co.	306,059	31,536
	AAON Inc.	532,807	30,301
*	SPX Technologies Inc.	363,452	29,585
	Federal Signal Corp.	470,872	28,125
	Arcosa Inc.	387,459	27,858
	Franklin Electric Co. Inc.	309,409	27,609
	John Bean Technologies Corp.	256,788	26,999
	Moog Inc. Class A	226,823	25,622
	Matson Inc.	288,566	25,602
	Encore Wire Corp.	138,333	25,240
	Hillenbrand Inc.	572,378	24,217
*	AeroVironment Inc.	212,718	23,724
*	Verra Mobility Corp. Class A	1,261,330	23,587
	ABM Industries Inc.	529,938	21,203
	ESCO Technologies Inc.	202,819	21,182
	Albany International Corp. Class A	245,331	21,167
*	Dycom Industries Inc.	234,014	20,827
	EnPro Industries Inc.	168,216	20,386

		Shares	Market Value ($000)
*	GMS Inc.	318,150	20,352
	Korn Ferry	428,659	20,336
*	Hub Group Inc. Class A	257,016	20,186
	ArcBest Corp.	193,572	19,677
	Brady Corp. Class A	355,239	19,510
	UniFirst Corp.	117,517	19,156
*	Resideo Technologies Inc.	1,191,430	18,825
*	RXO Inc.	938,220	18,511
	Veritiv Corp.	107,014	18,075
*	MYR Group Inc.	127,968	17,245
	Kennametal Inc.	679,166	16,898
	Trinity Industries Inc.	664,283	16,175
	MillerKnoll Inc.	645,653	15,786
*	AAR Corp.	265,169	15,786
*	Gibraltar Industries Inc.	229,682	15,506
	Griffon Corp.	377,990	14,995
*	SkyWest Inc.	355,688	14,918
	Forward Air Corp.	213,302	14,662
*	Hayward Holdings Inc.	1,000,332	14,105
	Alamo Group Inc.	80,955	13,994
	Barnes Group Inc.	403,538	13,708
	Granite Construction Inc.	354,300	13,470
	Standex International Corp.	92,047	13,410
*	OPENLANE Inc.	898,183	13,401
*	Mercury Systems Inc.	359,414	13,331
	CSG Systems International Inc.	248,365	12,696
	HNI Corp.	364,924	12,637
*	PGT Innovations Inc.	451,069	12,517
*	Masterbrand Inc.	1,029,770	12,512
	Enerpac Tool Group Corp. Class A	438,871	11,599
	Tennant Co.	142,975	10,602
	Lindsay Corp.	90,013	10,593
*	CoreCivic Inc.	908,700	10,223
*	NOW Inc.	844,252	10,021
	Greenbrier Cos. Inc.	250,172	10,007
*	NV5 Global Inc.	103,953	10,003
	Allegiant Travel Co.	129,199	9,930
*	JetBlue Airways Corp.	2,150,000	9,890
	Matthews International Corp. Class A	247,278	9,622
*	American Woodmark Corp.	126,502	9,565
	AZZ Inc.	202,374	9,224
*	CIRCOR International Inc.	157,131	8,760
	Astec Industries Inc.	183,897	8,663
*	GEO Group Inc.	1,031,188	8,435
	Marten Transport Ltd.	412,705	8,134
	Apogee Enterprises Inc.	171,911	8,094
	Wabash National Corp.	376,259	7,947
	Quanex Building Products Corp.	265,345	7,475
	Deluxe Corp.	377,305	7,127
	Healthcare Services Group Inc.	608,897	6,351
	Powell Industries Inc.	68,776	5,702
*	Proto Labs Inc.	214,087	5,652
*	3D Systems Corp.	1,149,373	5,643
*	Titan International Inc.	409,771	5,503
	Kelly Services Inc. Class A	284,073	5,167
	Kaman Corp.	249,112	4,895
*	Enviri Corp.	666,892	4,815
	Interface Inc. Class A	490,131	4,808

		Shares	Market Value ($000)
	Insteel Industries Inc.	142,384	4,622
*	Viad Corp.	176,086	4,613
	Heartland Express Inc.	301,813	4,434
*	Triumph Group Inc.	575,591	4,409
	TTEC Holdings Inc.	166,334	4,361
	Pitney Bowes Inc.	1,425,580	4,305
	Heidrick & Struggles International Inc.	166,975	4,178
*	Sun Country Airlines Holdings Inc.	272,100	4,038
	Resources Connection Inc.	270,547	4,034
*	SunPower Corp.	628,283	3,877
*	DXP Enterprises Inc.	107,959	3,772
*	TrueBlue Inc.	254,669	3,736
	National Presto Industries Inc.	43,293	3,137
*	Liquidity Services Inc.	174,051	3,067
*	Hawaiian Holdings Inc.	451,696	2,859
*	Forrester Research Inc.	92,483	2,673
			1,341,854
Information Technology (12.8%)
*	SPS Commerce Inc.	300,973	51,349
*	Onto Innovation Inc.	394,156	50,263
*	Fabrinet	292,582	48,750
*	Rambus Inc.	873,784	48,748
*	Axcelis Technologies Inc.	263,673	42,992
*	Insight Enterprises Inc.	230,813	33,583
	Badger Meter Inc.	231,594	33,320
	Advanced Energy Industries Inc.	305,914	31,546
*	Diodes Inc.	365,720	28,833
*	Sanmina Corp.	470,102	25,517
*	Alarm.com Holdings Inc.	412,857	25,242
*	Extreme Networks Inc.	1,028,867	24,909
*	DoubleVerify Holdings Inc.	885,442	24,748
*	Itron Inc.	371,737	22,520
	Kulicke & Soffa Industries Inc.	452,495	22,005
*	FormFactor Inc.	619,769	21,655
*	Plexus Corp.	221,391	20,585
	Progress Software Corp.	362,498	19,060
*	Rogers Corp.	144,313	18,973
	InterDigital Inc.	215,491	17,291
*	Perficient Inc.	294,912	17,064
*	Viavi Solutions Inc.	1,777,944	16,250
*	LiveRamp Holdings Inc.	544,993	15,718
*	NetScout Systems Inc.	544,496	15,257
*	OSI Systems Inc.	118,240	13,957
*	MaxLinear Inc. Class A	623,725	13,878
*	Semtech Corp.	537,876	13,850
*	ePlus Inc.	214,867	13,648
*	SiTime Corp.	117,032	13,371
*	Cohu Inc.	369,603	12,729
*	Veeco Instruments Inc.	437,963	12,311
*	Viasat Inc.	622,100	11,484
*	TTM Technologies Inc.	859,681	11,073
*	Agilysys Inc.	167,250	11,065
*	Knowles Corp.	724,506	10,730
*	Ultra Clean Holdings Inc.	361,236	10,718
	CTS Corp.	251,027	10,478
*	SMART Global Holdings Inc.	427,482	10,409
	Xerox Holdings Corp.	655,000	10,277
*	Photronics Inc.	488,865	9,880

		Shares	Market Value ($000)
	Adeia Inc.	845,686	9,032
*	Harmonic Inc.	936,982	9,023
	A10 Networks Inc.	535,763	8,053
*	Arlo Technologies Inc.	766,218	7,892
*	Avid Technology Inc.	293,600	7,889
*	Digi International Inc.	291,750	7,877
*	PDF Solutions Inc.	236,377	7,659
*	Ichor Holdings Ltd.	244,505	7,570
*	Cerence Inc.	350,204	7,134
	Methode Electronics Inc.	308,437	7,048
	Benchmark Electronics Inc.	281,980	6,841
*	ScanSource Inc.	198,671	6,022
*	Alpha & Omega Semiconductor Ltd.	191,967	5,728
*	N-able Inc.	418,400	5,397
*	Corsair Gaming Inc.	356,103	5,174
*	Digital Turbine Inc.	797,332	4,824
	ADTRAN Holdings Inc.	563,289	4,636
	PC Connection Inc.	80,412	4,292
*	Consensus Cloud Solutions Inc.	156,566	3,942
*	Xperi Inc.	370,008	3,648
*	CEVA Inc.	187,623	3,638
*	OneSpan Inc.	312,683	3,361
*	Clearfield Inc.	111,498	3,196
	Ebix Inc.	188,387	1,861
			1,007,773
Materials (5.2%)
*	ATI Inc.	1,027,217	42,270
	Balchem Corp.	264,604	32,821
	HB Fuller Co.	442,641	30,370
*	Livent Corp.	1,503,207	27,674
	Carpenter Technology Corp.	387,843	26,067
*	O-I Glass Inc.	1,250,721	20,925
	Warrior Met Coal Inc.	406,259	20,752
	Innospec Inc.	198,563	20,293
	Quaker Chemical Corp.	116,907	18,705
	Materion Corp.	163,588	16,671
	Sensient Technologies Corp.	260,778	15,250
	Minerals Technologies Inc.	272,307	14,911
	Stepan Co.	175,737	13,175
	Sylvamo Corp.	264,503	11,622
	Kaiser Aluminum Corp.	139,650	10,510
*	Ingevity Corp.	213,896	10,184
	Hawkins Inc.	147,122	8,658
	Compass Minerals International Inc.	279,308	7,807
	AdvanSix Inc.	235,748	7,327
	Mativ Holdings Inc.	481,122	6,861
	Koppers Holdings Inc.	171,819	6,795
	SunCoke Energy Inc.	644,015	6,537
*	TimkenSteel Corp.	295,131	6,410
	Myers Industries Inc.	298,862	5,359
	Haynes International Inc.	98,283	4,572
*	Clearwater Paper Corp.	121,431	4,402
	Olympic Steel Inc.	73,012	4,104
*	Century Aluminum Co.	455,777	3,277
	Mercer International Inc.	358,463	3,076
	American Vanguard Corp.	216,529	2,367
			409,752

		Shares	Market Value ($000)
Real Estate (7.7%)
	Phillips Edison & Co. Inc.	850,000	28,509
	Essential Properties Realty Trust Inc.	1,228,910	26,581
	LXP Industrial Trust	2,435,017	21,672
	Apple Hospitality REIT Inc.	1,393,379	21,374
	SITE Centers Corp.	1,603,887	19,776
	Tanger Factory Outlet Centers Inc.	862,917	19,502
	CareTrust REIT Inc.	879,882	18,038
	Innovative Industrial Properties Inc.	232,976	17,627
	Sunstone Hotel Investors Inc.	1,844,770	17,249
	Four Corners Property Trust Inc.	735,833	16,328
	Urban Edge Properties	1,061,673	16,201
	St. Joe Co.	294,706	16,011
	SL Green Realty Corp.	427,656	15,951
	Macerich Co.	1,413,914	15,426
	Pebblebrook Hotel Trust	1,085,892	14,757
	DiamondRock Hospitality Co.	1,833,047	14,719
	Kennedy-Wilson Holdings Inc.	933,200	13,755
	Retail Opportunity Investments Corp.	1,103,118	13,657
	Douglas Emmett Inc.	1,070,000	13,653
	Highwoods Properties Inc.	634,513	13,077
*	Cushman & Wakefield plc	1,596,772	12,167
	Acadia Realty Trust	836,556	12,005
	Xenia Hotels & Resorts Inc.	1,005,320	11,843
	LTC Properties Inc.	359,512	11,551
	Alexander & Baldwin Inc.	686,143	11,479
	Global Net Lease Inc.	1,186,959	11,407
	Veris Residential Inc.	689,134	11,371
	Elme Communities	822,539	11,219
	Outfront Media Inc.	1,076,294	10,871
	Service Properties Trust	1,327,810	10,211
	Getty Realty Corp.	365,548	10,137
	Easterly Government Properties Inc. Class A	799,198	9,135
	Uniti Group Inc.	1,892,409	8,932
	eXp World Holdings Inc.	550,000	8,932
	American Assets Trust Inc.	431,127	8,385
	JBG SMITH Properties	561,400	8,118
	Centerspace	132,111	7,961
	RPT Realty	752,092	7,942
	Hudson Pacific Properties Inc.	1,120,465	7,451
*	Anywhere Real Estate Inc.	1,070,207	6,881
	Marcus & Millichap Inc.	226,990	6,660
	NexPoint Residential Trust Inc.	199,783	6,429
	Community Healthcare Trust Inc.	209,639	6,226
	Safehold Inc.	336,236	5,985
	Armada Hoffler Properties Inc.	572,237	5,860
	Summit Hotel Properties Inc.	969,070	5,621
	Chatham Lodging Trust	434,551	4,159
	Universal Health Realty Income Trust	100,218	4,052
	Whitestone REIT	392,070	3,776
	Brandywine Realty Trust	816,862	3,708
	Saul Centers Inc.	102,349	3,610
			607,947
Utilities (1.9%)
	Otter Tail Corp.	340,121	25,822
	American States Water Co.	302,344	23,789
	California Water Service Group	485,543	22,971
	Avista Corp.	641,779	20,774

			Shares	Market Value ($000)
	Chesapeake Utilities Corp.		148,512	14,517
	SJW Group		226,339	13,605
	Northwest Natural Holding Co.		288,525	11,010
	Middlesex Water Co.		148,134	9,814
	Unitil Corp.		123,645	5,281
				147,583
Total Common Stocks (Cost $5,776,386)				7,814,026
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2]	Vanguard Market Liquidity Fund (Cost $48,451)	5.391%	484,563	48,451
Total Investments (100.0%) (Cost $5,824,837)				7,862,477
Other Assets and Liabilities—Net (0.0%)				(1,020)
Net Assets (100%)				7,861,457
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	514	46,224	(432)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,814,026	—	—	7,814,026
Temporary Cash Investments	48,451	—	—	48,451
Total	7,862,477	—	—	7,862,477

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	432	—	—	432
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.